Common Shareholders’ Equity (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Common Shareholders’ Equity [Line Items]
Gains (losses) on cash flow hedges, before tax	[1]	$ (5,661)	$ 84,962	$ 80,693
Gains (losses) on exchange differences on translation, before tax		(34,786,480)	3,250,763	3,214,147
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans		19,669	(2,355,384)	(939,433)
Other comprehensive income, before tax		(34,772,472)	(29,550,598)	(30,537,684)
Income tax relating to cash flow hedges of other comprehensive income	[1]	(728)	20,648	17,563
Income tax relating to exchange differences on translation of other comprehensive income		0	0	0
Income tax relating to remeasurements of defined benefit plans of other comprehensive income		47,228	(659,198)	(314,541)
Charge to equity		(46,500)	638,550	296,978
Gains (losses) on cash flow hedges, net of tax		(4,933)	64,314	63,130
Gains (losses) on exchange differences on translation, net of tax	[1]	(34,786,480)	(27,280,176)	(29,678,944)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans		(27,559)	(1,696,186)	(624,892)
Other comprehensive income		$ (34,818,972)	$ (28,912,048)	$ (30,240,706)

[1]	These items will be reclassified to Consolidated Statement of Income once they are settled.